Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Long Term Investments [Abstract]
Carrying Value of Equity Investments Accounted Using Measurement Alternative

The following table summarizes the total carrying value of the Group’s equity investments accounted for using the measurement alternative as of December 31, 2019 and December 31, 2020 including cumulative unrealized upward or downward adjustments and impairment charges:

	As of December 31,
	2019	2020
	(RMB in thousands)
Initial cost basis	286,842	263,532
Cumulative unrealized upward adjustments	70,016	87,813
Cumulative impairment charges	(15,215)	(84,371)
Cumulative foreign currency translation adjustments	2,719	(2,823)
Total carrying value at end of the period	344,362	264,151